STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 24, 2016
Recognition period			1 year 11 months 24 days
2014 Equity Incentive Plan [Member]
Stock option compensation expense	$ 260,343	$ 167,575	$ 803,747	$ 418,641
Unrecognized compensation expense	272,771		$ 272,771		$ 1,444,849
Recognition period			1 year 10 months 24 days		2 years 8 months 24 days
Director [Member]
Vesting period					3 years
Employee [Member]
Stock option compensation expense					$ 707,325	$ 339,415
Vesting period					36 months
Granted an aggregate options to purchase shares							1,150,000
Non-employee [Member]
Stock option compensation expense					$ 18,474	$ 25,951
2014 Equity Incentive Plan [Member] | Employee and Director [Member]
Number of options granted during period					3,444,000	1,922,626
Vesting lapse percentage					25.00%
2014 Equity Incentive Plan [Member] | Employee and Director [Member] | Maximum [Member]
Grant date fair value of options granted (in dollars per share)					$ 0.31
2014 Equity Incentive Plan [Member] | Employee and Director [Member] | Minimum [Member]
Grant date fair value of options granted (in dollars per share)					$ 0.63
Employee Stock Option [Member] | Two Executive Officer [Member]
Number of shares vested						77,148
Stock-based compensation expense						$ 63,262
Restricted Stock [Member]
Stock option compensation expense	$ 20,633	$ 17,200	$ 79,551	$ 59,025	$ 101,385	$ 156,299
Unrecognized compensation expense					$ 51,074
Recognition period					7 months 6 days